Concentrations of Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Concentrations of Risk [Abstract]
Schedule of Revenue and Outstanding Receivable

For the three and six months ended June 30, 2023, the customers who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances at period-end dates, are presented as follows:

	Three months ended June 30, 2023		Six months ended June 30, 2023		June 30, 2023
Customer	Revenues	Percentage of revenues	Revenues	Percentage of revenues	Accounts receivable
Customer A	$3,849,161	22%	$6,566,059	23%	$—
Customer B	$3,055,295	18%	$4,425,921	16%	$139
Customer C	$1,874,473	11%	$3,105,629	11%	$—
Customer D	$2,029,613	12%	$3,051,903	11%	$49,223
For the year ended December 31, 2022, the customers who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances at year-end dates, are presented as follows:
	Year ended December 31, 2022		December 31, 2022
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$6,816,652	22%	$305,841
Customer B	$5,823,065	19%	$432,858

Schedule of Related Net Loans Receivable Balance as a Percentage of Total Loans Receivable

The Company’s third-party customers that represent more than 10% of total combined loans receivable, and their related net loans receivable balance as a percentage of total combined loans receivable, as of June 30, 2023 and December 31, 2022 were as follows:

	As of
	June 30, 2023	December 31, 2022
Customer E	37.3%	37.4%
Customer F	31.6%	31.6%
Customer G	31.1%	31.0%
The Company’s third-party customers that represent more than 10% of total combined loans receivables, and their related net loans receivables balance as a percentage of total combined loans receivables, as of December 31, 2022 and 2021 were as follows:
	As of December 31,
	2022	2021
Customer C	—	59.0%
Customer D	37.4%	15.3%
Customer E	31.6%	13.0%
Customer F	31.0%	12.6%